OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENTS [Abstract]
OPERATING SEGMENTS
NOTE 24 - OPERATING SEGMENTS

Our reportable segments are based upon legal entities. We have two reportable segments: Independent Bank (“IB”) and Mepco. The accounting policies of the segments are the same as those described in Note 1 to the consolidated financial statements. We evaluate performance based principally on net income (loss) of the respective reportable segments.

In the normal course of business, our IB segment provides funding to our Mepco segment through an intercompany line of credit priced at Prime beginning on January 1, 2010 and priced principally based on Brokered CD rates prior to that time. Our IB segment also provides certain administrative services to our Mepco segment which reimburses at an agreed upon rate. These intercompany transactions are eliminated upon consolidation. The only other material intersegment balances and transactions are investments in subsidiaries at the parent entities and cash balances on deposit at our IB segment.

A summary of selected financial information for our reportable segments follows:

	IB	Mepco(1)	Other(2)	Elimination(3)	Total
	(In thousands)

2011
Total assets	$2,132,736	$172,007	$157,251	$(154,588)	$2,307,406
Interest income	93,310	21,452	-	-	114,762
Net interest income	81,224	16,074	(2,729)	-	94,569
Provision for loan losses	27,972	(26)	-	-	27,946
Loss before income tax	(11,137)	(6,694)	(2,486)	(95)	(20,412)
Net loss	(12,768)	(4,849)	(2,488)	(95)	(20,200)

2010
Total assets	$2,270,881	$265,201	$176,740	$(177,574)	$2,535,248
Interest income	111,470	37,381	-	-	148,851
Net interest income	87,521	28,602	(4,470)	-	111,653
Provision for loan losses	47,093	(328)	-	-	46,765
Income (loss) before income tax	(27,763)	(2,264)	11,823	(95)	(18,299)
Net income (loss)	(27,049)	(1,388)	11,823	(95)	(16,709)

2009
Total assets	$2,539,315	$424,094	$210,634	$(208,679)	$2,965,364
Interest income	136,051	53,005	-	-	189,056
Net interest income	95,190	49,953	(6,620)	-	138,523
Provision for loan losses	103,007	311	-	-	103,318
Loss before income tax	(76,888)	(9,106)	(7,349)	(94)	(93,437)
Net income (loss)	(71,095)	(11,689)	(7,636)	193	(90,227)

(1)
Total assets include gross payment plan receivables of $0.0 million, $0.1 million and $1.6 million at December 31, 2011, 2010 and 2009 from customers domiciled in Canada. This amount represents less than 1% of total payment plan receivables outstanding.

(2)	Includes amounts relating to our parent company and certain insignificant operations. Net income in 2010 includes parent company's $18.1 million gain on extinguishment of debt.
(3)	Includes parent company's investment in subsidiaries and cash balances maintained at subsidiary.